Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company's and Bank's (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to risk weighted assets), Actual Amount	$ 140,064	$ 115,471	$ 106,725
Total Capital (to risk weighted assets), Actual Ratio	17.78%	17.16%	17.86%
Total Capital (to risk weighted assets), Minimum For Capital Adequacy Purpose, Amount	$ 63,035	$ 53,819	$ 47,818
Total Capital (to risk weighted assets), Minimum For Capital Adequacy Purpose, Ratio	8.00%	8.00%	8.00%
Tier 1 Capital (to risk weighted assets), Actual Amount	$ 130,210	$ 107,029	$ 99,212
Tier 1 Capital (to risk weighted assets), Actual Ratio	16.53%	15.91%	16.60%
Tier 1 Capital (to risk weighted assets), Minimum For Capital Adequacy Purposes, Amount	$ 47,276	$ 26,909	$ 23,909
Tier 1 Capital (to risk weighted assets), Minimum For Capital Adequacy Purposes, Ratio	6.00%	4.00%	4.00%
Tier 1 Capital (to average assets), Actual Amount	$ 130,210	$ 107,029	$ 99,212
Tier 1 Capital (to average assets), Actual Ratio	15.91%	14.32%	13.14%
Tier 1 Capital (to average assets), Minimum To Be Adequately Capitalized Under Prompt Corrective Action Provisions, Amount	$ 32,744	$ 29,901	$ 30,211
Tier 1 Capital (to average assets), Minimum To Be Adequately Capitalized Under Prompt Corrective Action Provisions, Ratio	4.00%	4.00%	4.00%
Tier 1 Common Equity Ratio (to risk weighted assets), Actual Amount	$ 94,838
Tier 1 Common Equity Ratio (to risk weighted assets), Actual Ratio	12.04%
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum For Capital Adequacy Purposes, Amount	$ 35,457
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum For Capital Adequacy Purposes, Ratio	4.50%
Bank
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital (to risk weighted assets), Actual Amount	$ 121,947	$ 112,725	$ 104,194
Total Capital (to risk weighted assets), Actual Ratio	15.48%	16.77%	17.44%
Total Capital (to risk weighted assets), Minimum For Capital Adequacy Purpose, Amount	$ 63,020	$ 53,778	$ 47,800
Total Capital (to risk weighted assets), Minimum For Capital Adequacy Purpose, Ratio	8.00%	8.00%	8.00%
Total Capital (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 78,775	$ 67,223	$ 59,750
Total Capital (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.00%	10.00%	10.00%
Tier 1 Capital (to risk weighted assets), Actual Amount	$ 112,093	$ 104,289	$ 96,683
Tier 1 Capital (to risk weighted assets), Actual Ratio	14.23%	15.51%	16.18%
Tier 1 Capital (to risk weighted assets), Minimum For Capital Adequacy Purposes, Amount	$ 47,265	$ 26,889	$ 23,900
Tier 1 Capital (to risk weighted assets), Minimum For Capital Adequacy Purposes, Ratio	6.00%	4.00%	4.00%
Tier 1 Capital (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 63,020	$ 40,334	$ 35,850
Tier 1 Capital (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.00%	6.00%	6.00%
Tier 1 Capital (to average assets), Actual Amount	$ 112,093	$ 104,289	$ 96,683
Tier 1 Capital (to average assets), Actual Ratio	13.70%	13.96%	12.81%
Tier 1 Capital (to average assets), Minimum To Be Adequately Capitalized Under Prompt Corrective Action Provisions, Amount	$ 32,723	$ 29,880	$ 30,190
Tier 1 Capital (to average assets), Minimum To Be Adequately Capitalized Under Prompt Corrective Action Provisions, Ratio	4.00%	4.00%	4.00%
Tier 1 Capital (to average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 40,904	$ 37,351	$ 37,738
Tier 1 Capital (to average assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.00%	5.00%	5.00%
Tier 1 Common Equity Ratio (to risk weighted assets), Actual Amount	$ 112,093
Tier 1 Common Equity Ratio (to risk weighted assets), Actual Ratio	14.23%
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum For Capital Adequacy Purposes, Amount	$ 35,449
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum For Capital Adequacy Purposes, Ratio	4.50%
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Amount	$ 51,204
Tier 1 Common Equity Ratio (to risk weighted assets), Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%